CONSOLIDATED STATEMENT OF FINANCIAL POSITION - SEK (kr) kr in Millions		Mar. 31, 2018	Dec. 31, 2017
Assets
Cash and cash equivalents		kr 3,667	kr 1,231
Treasuries/government bonds		4,406	4,382
Other interest-bearing securities except loans		50,012	39,807
Loans in the form of interest-bearing securities		41,059	41,125
Loans to credit institutions		21,698	23,198
Loans to the public		147,129	141,111
Derivatives		10,117	7,803
Property, plant, equipment and intangible assets		87	88
Other assets		3,642	3,556
Prepaid expenses and accrued revenues		2,260	2,091
Total assets		284,077	264,392
Liabilities and equity
Borrowing from credit institutions		2,783	2,317
Senior securities issued		239,870	222,516
Derivatives		16,915	16,480
Other liabilities		1,607	826
Accrued expenses and prepaid revenues		2,462	2,063
Deferred tax liabilities		532	531
Provisions		59	45
Subordinated securities issued		2,083	2,040
Total liabilities		266,311	246,818
Share capital		3,990	3,990
Reserves		(346)	30
Retained earnings		14,122	13,554
Total equity	[1]	17,766	17,574
Total liabilities and equity		kr 284,077	kr 264,392

[1]	The entire equity is attributable to the shareholder of the Parent Company.